Taxation (PRC Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2018
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies			10.00%
Special cash dividend					$ 500,000
Additional withholding income taxes	$ 88,000	$ 47,000
Deferred tax liabilities related to withholding tax			$ 206,594	$ 86,834
Total amount of undistributed profits			783,800
Unrecognized tax liabilities			78,400
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax			$ 206,600	$ 86,800
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises			5.00%